COMMITMENTS AND CONTINGENCIES - Litigations related to Beijing Kangtuo Technologies Co.,Ltd ("BJKT") (Details)		1 Months Ended		12 Months Ended
	Apr. 24, 2018 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Damages sought value		$ 22,983,000	¥ 160,000,000	$ 26,047,972	¥ 169,963,014
Provision					¥ 0
Xin Run
Damages sought value	¥ 14,400,000